UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2016

Date of reporting period:  August 31, 2016

Item 1. Schedule of Investments.

Consilium Emerging Market Small Cap Fund
Schedule of Investments
August 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 75.1%
Argentina - 5.7%
Arcos Dorados Holdings, Class A *	56,854	$274,036
Banco Macro - ADR	3,313	259,541
Cresud - ADR *	14,794	261,558
Pampa Energia - ADR *	6,940	173,916
		969,051
Bangladesh - 2.4%
Brac Bank	517,656	401,795

Brazil - 2.4%
Banco ABC Brasil	52,185	230,739
Qualicorp	26,471	184,769
		415,508
Cambodia - 2.3%
NagaCorp	557,901	394,439

Chile - 2.6%
Forus	52,158	186,814
Parque Arauco	116,282	261,435
		448,249
China - 4.7%
China Lesso Group Holdings	295,158	206,913
China Pioneer Pharma Holdings	499,996	160,823
Ozner Water International Holding *	352,267	73,879
Peak Sport Products	634,880	196,849
Wasion Group Holdings	279,458	157,758
		796,222
Colombia - 1.5%
Cemex Latam Holdings *	57,328	256,908

Egypt - 1.9%
Commercial International Bank Egypt	1	4
Edita Food Industries - GDR, Reg S	49,036	313,831
		313,835
Georgia - 1.1%
Bank of Georgia Holdings	4,755	179,078

Greece - 1.3%
Sarantis	21,540	227,053

India - 12.5%
Federal Bank	345,593	354,512
Piramal Enterprises	14,972	411,031
Prism Cement *	246,104	423,206
Shriram City Union Finance	4,153	133,270
Sun TV Network	32,578	229,677
Videocon d2h *	60,010	585,698
		2,137,394
Indonesia - 8.2%
Bank Pembangunan Daerah Jawa Timur	5,739,237	259,376
Global Mediacom	4,732,950	317,160
Kino Indonesia	915,435	400,266
Mitra Adiperkasa *	443,828	153,802
Tiga Pilar Sejahtera Food *	1,686,099	272,664
		1,403,268
Malaysia - 6.0%
Berjaya Auto	541,418	301,715
Cahya Mata Sarawak	252,123	236,468
My E.G. Services	589,701	318,214
PESTECH International	456,000	172,033
		1,028,430
Nigeria - 2.3%
Lekoil *	1,757,368	392,306

Pakistan - 3.6%
Hascol Petroleum	77,643	163,774
Lucky Cement	66,539	440,565
		604,339
PanAsian - 2.3%
Innovalues	604,122	394,348

Peru - 4.6%
Alicorp	95,800	211,822
Cementos Pacasmayo - ADR	26,999	258,920
InRetail Peru *	15,972	303,468
		774,210
Philippines - 2.3%
Security Bank	36,250	165,935
Xurpas	672,871	232,351
		398,286
South Korea - 4.8%
Eugene Technology	9,140	172,638
I-Sens *	10,147	310,228
Seegene *	10,871	334,649
		817,515
Taiwan - 0.3%
Lung Yen Life Service	34,265	57,753

Turkey - 2.3%
Logo Yazilim Sanayi Ve Ticaret *	11,565	174,323
Torunlar Gayrimenkul Yatirim Ortakligi	150,506	222,357
		396,680
TOTAL COMMON STOCKS
(Cost $11,757,503)		12,806,667

INVESTMENT COMPANIES - 6.1%
Romania - 2.9%
Fondul Proprietatea	2,503,940	498,022

Vietnam - 3.2%
Vietnam Opportunity Fund *	178,175	533,451
TOTAL INVESTMENT COMPANIES
(Cost $977,397)		1,031,473

Total Investments - 81.2%
(Cost $12,734,900)		13,838,140
Other Assets and Liabilities, Net - 18.8%		3,204,538
Total Net Assets - 100.0%		$17,042,678

* Non-income producing security.
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
Reg S - Security sold outside the United States without registration under the Securities Act of 1933.

At August 31, 2016, the sector diversification for the Fund was as follows:
% of
Sector	Net Assets
Consumer Discretionary	19.5%
Financials	16.0%
Consumer Staples	10.2%
Health Care	8.2%
Materials	8.1%
Information Technology	6.2%
Investment Companies	6.1%
Industrials	3.6%
Energy	2.3%
Utilities	1.0%
Other Assets and Liabilities, Net	18.8%
Total	100.0%

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of August 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,267,766	$11,538,901	$-	$12,806,667
Investment Companies	-	1,031,473	-	1,031,473
Total Investments in Securities	$1,267,766	$12,570,374	$-	$13,838,140

Transfers between levels are recognized at the end of the reporting period.  During the period ended August 31, 2016, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at August 31, 2016 was as follows*:

Consilium Emerging Market Small Cap Fund
Cost of investments	$12,734,900
Gross unrealized appreciation	2,031,001
Gross unrealized depreciation	(927,761)
Net unrealized appreciation	$1,103,240

 *Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)   /s/ James  R. Arnold
 James R. Arnold, President

Date October 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ James  R. Arnold
 James R. Arnold, President

Date October 27, 2016

By (Signature and Title)* /s/ Brian R. Wiedmeyer
 Brian R. Wiedmeyer, Treasurer
Date October 27, 2016